INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carryforwards
Income tax receivable	$ 13.8	$ 2.9
Federal
Carryforwards
Cumulative loss carryforwards	100.7
State
Carryforwards
Cumulative loss carryforwards	$ 6.2